Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of transactions with related parties

	Year ended December 31,
	2023			2022			2021
	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result
Joint Ventures
Companhia Siderúrgica do Pecém	93	-	-	434	-	(3)	640	-	3
Aliança Geração de Energia S.A.	-	(126)	-	-	(121)	-	5	(105)	-
Pelletizing companies (i)	-	(227)	(38)	-	(337)	(34)	-	(349)	(15)
MRS Logística S.A.	-	(453)	-	1	(397)	-	-	(279)	-
Norte Energia S.A.	-	(107)	-	-	(135)	-	-	(114)	-
Other	32	(10)	1	41	(8)	-	-	(10)	(1)
	125	(923)	(37)	476	(998)	(37)	645	(857)	(13)
Associates
VLI	321	(29)	(3)	289	(26)	(3)	255	(21)	(2)
Other	-	(1)	-	1	-	-	1	-	-
	321	(30)	(3)	290	(26)	(3)	256	(21)	(2)
Shareholders
Cosan	10	(11)	-	-	-	-	-	-	-
Bradesco	-	-	201	-	-	381	-	-	(528)
Banco do Brasil	-	-	-	-	-	3	-	-	13
Mitsui	280	-	-	416	-	-	261	-	-
	290	(11)	201	416	-	384	261	-	(515)
Total of continuing operations	736	(964)	161	1,182	(1,024)	344	1,162	(878)	(530)
Discontinued operation - Coal	-	-	-	-	-	-	-	(95)	15
Total	736	(964)	161	1,182	(1,024)	344	1,162	(973)	(515)

(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

Schedule of outstanding balances with related parties

	Assets
	December 31, 2023			December 31, 2022
	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets
Joint Ventures
Companhia Siderúrgica do Pecém	-	-	-	-	91	17
Pelletizing companies (i)	-	-	27	-	-	25
MRS Logística S.A.	-	16	34	-	-	25
Other	-	4	43	-	4	50
	-	20	104	-	95	117
Associates
VLI	-	46	-	-	14	-
Other	-	1	2	-	-	1
	-	47	2	-	14	1
Shareholders
Cosan	-	1	-	-	-	-
Bradesco	176	-	313	335	-	154
Banco do Brasil	58	-	-	30	-	-
Mitsui	-	5	-	-	89	-
	234	6	313	365	89	154
Pension plan	-	16	-	-	13	-
Total	234	89	419	365	211	272

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

	Liabilities
	December 31, 2023		December 31, 2022
	Supplier and contractors	Financial instruments and other liabilities	Supplier and contractors	Financial instruments and other liabilities
Joint Ventures
Pelletizing companies (i)	51	290	63	400
MRS Logística S.A.	48	-	57	-
Other	39	-	31	-
	138	290	151	400
Associates
VLI	1	59	5	53
Other	4	-	3	-
	5	59	8	53
Shareholders
Cosan	1	-	-	-
Bradesco	-	23	-	75
Mitsui			1
	1	23	1	75
Pension plan	14	-	11	-
Total	158	372	171	528

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

Schedule of remuneration of key management personnel

	Year ended December 31,
	2023	2022	2021
Short-term benefits
Wages	11	10	9
Direct and indirect benefits	1	2	1
Profit sharing program (“PLR”)	11	12	10
	23	24	20
Long-term benefits
Shares based	14	18	12

Severance	2	2	1
	39	44	33